Pensions and Other Postretirement Benefits (Curtailment Event) (Details) - CAD ($) $ in Millions		2 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in discount rate			0.60%	(0.55%)
Pensions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Decrease in projected benefit obligation for curtailment			$ 52	$ 0
Actuarial gain			$ 1,206	$ (1,208)
Increase in discount rate		0.25%
Discount rate		3.15%	3.15%	2.55%	3.10%
Actual return on plan assets			$ 1,605	$ 2,230
Expected return on plan assets			$ 1,061	$ 1,095	$ 1,085
Pensions [Member] | Funded [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Decrease in projected benefit obligation for curtailment	$ 52
Actuarial gain	1,915
Actuarial gain for increase in discount rate	$ 1,808
Increase in discount rate	0.84%
Discount rate	3.39%			2.55%
Actuarial gain for increase in plan assets	$ 107
Actual return on plan assets	982
Expected return on plan assets	875
Increase in net periodic benefit cost	25
Decrease in service cost	9
Increase in other cost	$ 16